OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
15.	OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2017	2018
	RMB	RMB
Payable for purchase of plant and equipment	69	470
Payable for purchase of construction-in-progress	5,346	7,989
Professional fee payable	6,741	8,578
Salaries and bonus payable	8,537	9,272
Accrued interest	390	390
Deposits from others	652	665
Payable for labor union, housing fund and education expenses	488	1,399
Deferred government subsidies	4,782	7,649
Others	4,173	1,515
	31,178	37,927